UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21090

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2005
(Unaudited)
______________


Investment securities

Common Stocks	                       Shares	     Fair Value	     % of Net Assets

Financial

Diversified Financial
Citigroup	                       8,489	      $386,419
JP Morgan Chase	                       9,913	       336,348
AXA SA-Sponsored ADR                  12,542           345,281
				                     1,068,048        9.14%

Insurance
St Paul Travelers	              13,303	       596,906
American Intl Group	               7,113           440,721
				                     1,037,627	      8.88%

Banking
Washington Mutual	               7,646  	       299,876
Fremont General	                      14,775	       322,538
				                       622,414        5.33%

Real Estate
iSTAR Financial                       12,597           509,297        4.36%
               Total - Financial                     3,237,386       27.70%

Consumer Staples

Tobacco
Altria Group	                       9.882           728,402
Carolina Group	                      15,897	       629,998
						     1,358,400       11.62%

Conglomerate
Loews Corp	                       7,577	       700,191        5.99%

Media
Viacom-Class B	                       8,900	       293,789
Liberty Media *                       20,300	       163,415
Liberty Media Intl *	               1,015	        27,496
Liberty Media Glb Inc *                1,015            26,136
Discovery Holding *                    2,030            29,293
                                                       540,129        4.62%


Retail Distribution, hardline
Handleman	                      18,105	       228,666	      1.96%
		Total - Consumer Staples	     2,827,386       24.19%


*  Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)

Common Stocks (Continued)	Shares	             Fair Value	     % of Net Assets

Healthcare

Pharmaceuticals
Merck                                 11,433	       311,092
Pfizer                                14,200           354,574
						       665,666         5.70%

Managed Care
Wellpoint *              	       7,524	       570,470	       4.88%

Biotechnology
Amgen *	                               5,830           464,476         3.97%
Total - Healthcare		                     1,700,612	      14.55%

Technology

Consumer Electronics
Nam Tai Electronics	              23,000	       584,890        5.00%

Wireless Communications
Nokia Corp - Sponsored ADR	      26,720	       451,835	      3.87%

Software
Microsoft Corp	                       8,570	       220,506	      1.89%
		Total - Technology		     1,257,231       10.76%

Transportation

Railroads
Genesee & Wyoming *	              16,483	       522,511	      4.47%

Air Freight
Federal Express
                                       4,033	       351,395        3.01%
		Total - Transportation		       873,906	      7.48%

Consumer, Cyclical

Retail, hardline
Carmax *	                      14,729	       460,576	      3.94%

Building Materials
Masco Corp	                      11,800	       362,024        3.10%

		Total - Consumer, Cyclical             822,600        7.04%

Utilities

Energy
BP PLC Sponsored ADR	               5,135	       363,815	      3.11%

Electric
American Electric Power                6,260	       248,522        2.13%
		Total - Utilities		       612,337	      5.24%

Total investment securities (cost - $8,143,336)	    $11,331,459      96.95%

*  Security did not pay a dividend during the previous twelve months.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
September 30, 2005
(Unaudited)
______________


SECURITIES SOLD SHORT

Common Stocks            Shares	       Fair Value       % of Net Assets

Technology

Retail, on-line
Amazon.com *	                       6,375	        288,788	           2.47%

Healthcare IT
Neoforma.com *	                      32,750	        279,358            2.39%

Internet Search
Google *                                760             240,510            2.06%

Wireless Communications
Research in Motion *	               2,375	        162,212   	   1.39%

Leisure Goods & Services
Electronic Arts *                      2,250	        128,003            1.10%

Semiconductor
Maxim Integrated Products	       2,200	         93,830            0.80%
		Total - Technology		      1,192,701           10.20%

Consumer, Cyclical

Educational Services
Strayer Education	               2,485	        234,882
Apollo Group *	                       3,100	        205,809
				                        440,691            3.77%

Retail, softline
Hot Topic *	                      13,000  	        199,680
Bed, Bath & Beyond *	               2,600	        104,468
Wal-Mart Stores    	               1,110	         48,640
				                        352,788            3.02%

Building Materials
Sherwin Williams  	                 830	         36,578            0.31%
		Total - Consumer Cyclical	        830,057	           7.10%



Consumer Staples

Restaurants
Panera Bread *	                       6,200	        317,316
P.F. Chang's China Bistro *	       5,505	        246,789
                Total - Consumer Staples		564,105            4.83%


*  Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)

Common Stocks (Continued)	      Shares	       Fair Value	% of Net Assets

Transportation

Air Freight
UPS	                             3,175	       219,488	            1.88%

Airlines
JetBlue Airways *	             6,055	       106,568	            0.91%
		Total - Transportation		       326,056	            2.79%

Communications

Fixed-Line Communications
SBC Communications	             3,900	        93,483             0.80%
		Total - Communications		        93,483             0.80%

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)	       190              23,378             0.20%
		Total - Index		                23,378	           0.20%

Total securities sold short (proceeds - $2,216,158)  $3,029,779           25.92%

*  Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  November 25, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  November 25, 2005


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  November 25, 2005